Fair Values of Assets and Liabilities	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Values of Assets and Liabilities

NOTE 21	Fair Values of Assets and Liabilities
The Company uses fair value measurements for the initial recording of certain assets and liabilities, periodic remeasurement of certain assets and liabilities, and disclosures. Derivatives, trading and available-for-sale investment securities, MSRs, certain time deposits and structured long-term notes, and substantially all MLHFS are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis, such as loans held for sale, loans held for investment and certain other assets. These nonrecurring fair value adjustments typically involve application of lower-of-cost-or-fair value accounting or impairment write-downs of individual assets. Other financial instruments, such as held-to-maturity investment securities, loans, the majority of time deposits, short-term borrowings and long-term debt, are accounted for at amortized cost. See “Fair Value of Financial Instruments” in this Note for further information on the estimated fair value of these other financial instruments. In accordance with disclosure guidance, certain financial instruments, such as deposits with no defined or contractual maturity, receivables and payables due in one year or less, insurance contracts and equity investments not accounted for at fair value, are excluded from this Note.
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. A fair value measurement reflects all of the assumptions that market participants would use in pricing the asset or liability, including assumptions about the risk inherent in a particular valuation technique, the effect of a restriction on the sale or use of an asset and the risk of nonperformance.
The Company groups its assets and liabilities measured at fair value into a three-level hierarchy for valuation techniques used to measure financial assets and financial liabilities at fair value. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•Level 1 — Quoted prices in active markets for identical assets or liabilities. Level 1 includes U.S. Treasury securities, as well as exchange-traded instruments.
•Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 includes debt securities that are traded less frequently than exchange-traded instruments and which are typically valued using third party pricing services; derivative contracts and other assets and liabilities, including securities, and certain time deposits, and structured long-term notes, whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data; and MLHFS whose values are determined using quoted prices for similar assets or pricing models with inputs that are observable in the market or can be corroborated by observable market data.
•Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. This category includes MSRs and certain derivative contracts.
Valuation Methodologies
The valuation methodologies used by the Company to measure financial assets and liabilities at fair value are described below. In addition, the following section includes an indication of the level of the fair value hierarchy in which the assets or liabilities are classified. Where appropriate, the descriptions include information about the valuation models and key inputs to those models. During the years ended December 31, 2024, 2023 and 2022, there were no significant changes to the valuation techniques used by the Company to measure fair value.
Available-for-Sale Investment Securities When quoted market prices for identical securities are available in an active market, these prices are used to determine fair value and these securities are classified within Level 1 of the fair value hierarchy. Level 1 investment securities include U.S. Treasury and exchange-traded securities.
For other securities, quoted market prices may not be readily available for the specific securities. When possible, the Company determines fair value based on market observable information, including quoted market prices for similar securities, inactive transaction prices, and broker quotes. These securities are classified within Level 2 of the fair value hierarchy. Level 2 valuations are generally provided by a third-party pricing service. Level 2 investment securities are predominantly agency mortgage-backed securities, certain other asset-backed securities, obligations of state and political subdivisions and agency debt securities.
Mortgage Loans Held For Sale MLHFS measured at fair value, for which an active secondary market and readily available market prices exist, are initially valued at the transaction price and are subsequently valued by comparison to instruments with similar collateral and risk profiles. MLHFS are classified within Level 2. Included in mortgage banking revenue were net losses of $15 million, $46 million and $450 million for the years ended December 31, 2024, 2023 and 2022, respectively, from the changes to fair value of these MLHFS under fair value option accounting guidance. Changes in fair value due to instrument specific credit risk were immaterial. Interest income for MLHFS is measured based on contractual interest rates and reported as interest income on the Consolidated Statement of Income. Electing to measure MLHFS at fair value reduces certain timing differences and better matches changes in fair value of these assets with changes in the value of the derivative instruments used to economically hedge them without the burden of complying with the requirements for hedge accounting.
Time Deposits The Company elects the fair value option to account for certain time deposits that are hedged with derivatives that do not qualify for hedge accounting. Electing to measure these time deposits at fair value reduces certain timing differences and better matches changes in fair value of these deposits with changes in the value of the derivative instruments used to economically hedge them. The time deposits measured at fair value are valued using a discounted cash flow model that utilizes market observable inputs and are classified within Level 2. Included in interest expense on deposits were net gains of $4 million for both the years ended December 31, 2024 and 2023, from the changes in fair value of time deposits under fair value option accounting guidance.
Long-term Debt The Company elects the fair value option to account for certain structured notes that are hedged with derivatives that do not qualify for hedge accounting. Electing to measure these structured notes at fair value reduces certain timing differences and better matches changes in fair value of these notes with changes in the value of the derivative instruments use to economically hedge them. The structured notes measured at fair value are valued using a discounted cash flow model that utilizes market observable inputs and are classified within Level 2. The discount rate used in the discounted cash flow model incorporates the impact of the Company's credit spread, which is based on observable spreads in the secondary bond market. Changes in fair value attributable to instrument specific credit risk are recorded as debit valuation adjustments (“DVA”) in other comprehensive income (loss) with all other changes in fair value recorded in interest expense. Included in other comprehensive income (loss) and interest expense on long-term debt were net DVA gains of $1 million and net gains of $17 million, respectively, for the year ended December 31, 2024 from the changes in fair value of structured notes under fair value option account guidance.
Mortgage Servicing Rights MSRs are valued using a discounted cash flow methodology, and are classified within Level 3. The Company determines fair value of the MSRs by projecting future cash flows for different interest rate scenarios using prepayment rates and other assumptions, and discounts these cash flows using a risk adjusted rate based on option adjusted spread levels. There is minimal observable market activity for MSRs on comparable portfolios and, therefore, the determination of fair value requires significant management judgment. Refer to Note 9 for further information on MSR valuation assumptions.
Derivatives The majority of derivatives held by the Company are executed over-the-counter or centrally cleared through clearinghouses and are valued using market standard cash flow valuation techniques. The models incorporate inputs, depending on the type of derivative, including interest rate curves, foreign exchange rates and volatility. All derivative values incorporate an assessment of the risk of counterparty nonperformance, measured based on the Company’s evaluation of credit risk including external assessments of credit risk. The Company monitors and manages its nonperformance risk by considering its ability to net derivative positions under master netting arrangements, as well as collateral received or provided under collateral arrangements. Accordingly, the Company has elected to measure the fair value of derivatives, at a counterparty level, on a net basis. The majority of the derivatives are classified within Level 2 of the fair value hierarchy, as the significant inputs to the models, including nonperformance risk, are observable. However, certain derivative transactions are with counterparties where risk of nonperformance cannot be observed in the market and, therefore, the credit valuation adjustments result in these derivatives being classified within Level 3 of the fair value hierarchy.
The Company also has other derivative contracts that are created through its operations, including commitments to purchase and originate mortgage loans and swap agreements executed in conjunction with the sale of a portion of its Class B common and preferred shares of Visa Inc. (the “Visa swaps”). The mortgage loan commitments are valued by pricing models that include market observable and unobservable inputs, which result in the commitments being classified within Level 3 of the fair value hierarchy. The unobservable inputs include assumptions about the percentage of commitments that actually become a closed loan and the MSR value that is inherent in the underlying loan value. The Visa swaps require payments by either the Company or the purchaser of the Visa Inc. Class B common and preferred shares when there are changes in the conversion rate of the Visa Inc. Class B common and preferred shares to Visa Inc. Class A common and preferred shares, respectively, as well as quarterly payments to the purchaser based on specified terms of the agreements. Management reviews and updates the Visa swaps fair value in conjunction with its review of Visa Inc. related litigation contingencies, and the associated escrow funding. The expected litigation resolution impacts the Visa Inc. Class B common share to Visa Inc. Class A common share conversion rate, as well as the ultimate termination date for the Visa swaps. Accordingly, the Visa swaps are classified within Level 3. Refer to Note 22 for further information on the Visa Inc. restructuring and related card association litigation.

Significant Unobservable Inputs of Level 3 Assets and Liabilities
The following section provides information to facilitate an understanding of the uncertainty in the fair value measurements for the Company’s Level 3 assets and liabilities recorded at fair value on the Consolidated Balance Sheet. This section includes a description of the significant inputs used by the Company and a description of any interrelationships between these inputs. The discussion below excludes nonrecurring fair value measurements of collateral value used for impairment measures for loans and OREO. These valuations utilize third party appraisal or broker price opinions, and are classified as Level 3 due to the significant judgment involved.
Mortgage Servicing Rights The significant unobservable inputs used in the fair value measurement of the Company’s MSRs are expected prepayments and the option adjusted spread that is added to the risk-free rate to discount projected cash flows. Significant increases in either of these inputs in isolation would have resulted in a significantly lower fair value measurement. Significant decreases in either of these inputs in isolation would have resulted in a significantly higher fair value measurement. There is no direct interrelationship between prepayments and option adjusted spread. Prepayment rates generally move in the opposite direction of market interest rates. Option adjusted spread is generally impacted by changes in market return requirements.
The following table shows the significant valuation assumption ranges for MSRs at December 31, 2024:

	Minimum	Maximum	Weighted- Average(a)
Expected prepayment	6%	18%	9%
Option adjusted spread	5	11	6
(a)Determined based on the relative fair value of the related mortgage loans serviced.
Derivatives The Company has two distinct Level 3 derivative portfolios: (i) the Company’s commitments to purchase and originate mortgage loans that meet the requirements of a derivative and (ii) the Company’s asset/liability and customer-related derivatives that are Level 3 due to unobservable inputs related to measurement of risk of nonperformance by the counterparty. In addition, the Company’s Visa swaps are classified within Level 3.
The significant unobservable inputs used in the fair value measurement of the Company’s derivative commitments to purchase and originate mortgage loans are the percentage of commitments that actually become a closed loan and the MSR value that is inherent in the underlying loan value. A significant increase in the rate of loans that close would have resulted in a larger derivative asset or liability. A significant increase in the inherent MSR value would have resulted in an increase in the derivative asset or a reduction in the derivative liability. Expected loan close rates and the inherent MSR values are directly impacted by changes in market rates and will generally move in the same direction as interest rates.
The following table shows the significant valuation assumption ranges for the Company’s derivative commitments to purchase and originate mortgage loans at December 31, 2024:

	Minimum	Maximum	Weighted- Average(a)
Expected loan close rate	25%	100%	83%
Inherent MSR value (basis points per loan)	63	196	116
(a)Determined based on the relative fair value of the related mortgage loans.
The significant unobservable input used in the fair value measurement of certain of the Company’s asset/liability and customer-related derivatives is the credit valuation adjustment related to the risk of counterparty nonperformance. A significant increase in the credit valuation adjustment would have resulted in a lower fair value measurement. A significant decrease in the credit valuation adjustment would have resulted in a higher fair value measurement. The credit valuation adjustment is impacted by changes in market rates, volatility, market implied credit spreads, and loss recovery rates, as well as the Company’s assessment of the counterparty’s credit position. At December 31, 2024, the minimum, maximum and weighted-average credit valuation adjustment as a percentage of the net fair value of the counterparty’s derivative contracts prior to adjustment was 0 percent, 6,313 percent and 2 percent, respectively.
The significant unobservable inputs used in the fair value measurement of the Visa swaps are management’s estimate of the probability of certain litigation scenarios occurring, and the timing of the resolution of the related litigation loss estimates in excess, or shortfall, of the Company’s proportional share of escrow funds. An increase in the loss estimate or a delay in the resolution of the related litigation would have resulted in an increase in the derivative liability. A decrease in the loss estimate or an acceleration of the resolution of the related litigation would have resulted in a decrease in the derivative liability.
The following table summarizes the balances of assets and liabilities measured at fair value on a recurring basis:

(Dollars in Millions)	Level 1	Level 2	Level 3	Netting	Total
December 31, 2024
Available-for-sale securities
U.S. Treasury and agencies	$23,891	$4,496	$—	$—	$28,387
Mortgage-backed securities
Residential agency	—	33,281	—	—	33,281
Commercial
Agency	—	7,351	—	—	7,351
Non-agency	—	6	—	—	6
Asset-backed securities	—	7,165	—	—	7,165
Obligations of state and political subdivisions	—	9,552	—	—	9,552
Other	—	250	—	—	250
Total available-for-sale	23,891	62,101	—	—	85,992
Mortgage loans held for sale	—	2,251	—	—	2,251
Mortgage servicing rights	—	—	3,369	—	3,369
Derivative assets	27	5,208	1,202	(2,979)	3,458
Other assets	420	1,769	—	—	2,189
Total	$24,338	$71,329	$4,571	$(2,979)	$97,259
Time deposits	$—	$5,754	$—	$—	$5,754
Long-term debt	—	391	—	—	391
Derivative liabilities	27	5,131	3,002	(2,949)	5,211
Short-term borrowings and other liabilities(a)	475	1,460	—	—	1,935
Total	$502	$12,736	$3,002	$(2,949)	$13,291
December 31, 2023
Available-for-sale securities
U.S. Treasury and agencies	$14,787	$4,755	$—	$—	$19,542
Mortgage-backed securities
Residential agency	—	26,078	—	—	26,078
Commercial
Agency	—	7,343	—	—	7,343
Non-agency	—	6	—	—	6
Asset-backed securities	—	6,724	—	—	6,724
Obligations of state and political subdivisions	—	9,989	—	—	9,989
Other	—	24	—	—	24
Total available-for-sale	14,787	54,919	—	—	69,706
Mortgage loans held for sale	—	2,011	—	—	2,011
Mortgage servicing rights	—	—	3,377	—	3,377
Derivative assets	—	5,078	1,453	(3,666)	2,865
Other assets	550	1,991	—	—	2,541
Total	$15,337	$63,999	$4,830	$(3,666)	$80,500
Time Deposits	$—	$2,818	$—	$—	$2,818
Derivative liabilities	16	4,955	3,338	(3,720)	4,589
Short-term borrowings and other liabilities(a)	517	1,786	—	—	2,303
Total	$533	$9,559	$3,338	$(3,720)	$9,710
Note: Excluded from the table above are equity investments without readily determinable fair values. The Company has elected to carry these investments at historical cost, adjusted for impairment and any changes resulting from observable price changes for identical or similar investments of the issuer. The aggregate carrying amount of these equity investments was $159 million and $133 million at December 31, 2024 and 2023, respectively, and reflect no impairment or observable price change adjustment at December 31, 2024, compared with a cumulative impairment of $5 million and no observable price change adjustment at December 31, 2023. The Company recorded a $5 million impairment on these equity investments during 2023. The Company did not record any adjustments for observable price changes during 2024 and 2023.
(a)Primarily represents the Company’s obligation on securities sold short required to be accounted for at fair value per applicable accounting guidance.
The following table presents the changes in fair value for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31:

(Dollars in Millions)	Beginning of Period Balance	Net Gains (Losses) Included in Net Income		Net Gains (Losses) Included in Other Comprehensive Income (Loss)	Purchases	Sales	Principal Payments	Issuances		Settlements	End of Period Balance	Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period
2024
Mortgage servicing rights	$3,377	$(97)	(a)	$—	$1	$(188)	$—	$276	(c)	$—	$3,369	$(97)	(a)
Net derivative assets and liabilities	(1,885)	(3,829)	(b)	—	1,076	(18)	—	1		2,855	(1,800)	(492)	(d)
2023
Available-for-sale securities
Obligations of state and political subdivisions	$1	$—		$—	$—	$—	$(1)	$—		$—	$—	$—
Total available-for-sale	1	—		—	—	—	(1)	—		—	—	—
Mortgage servicing rights	3,755	(316)	(a)	—	5	(440)	—	373	(c)	—	3,377	(316)	(a)
Net derivative assets and liabilities	(3,199)	(2,696)	(e)	—	552	(45)	—	1		3,502	(1,885)	(183)	(f)
2022
Available-for-sale securities
Asset-backed securities	$7	$—		$(3)	$—	$(4)	$—	$—		$—	$—	$—
Obligations of state and political subdivisions	1	—		—	—	—	—	—		—	1	—
Total available-for-sale	8	—		(3)	—	(4)	—	—		—	1	—
Mortgage servicing rights	2,953	311	(a)	—	156	(255)	—	590	(c)	—	3,755	311	(a)
Net derivative assets and liabilities	799	(5,940)	(g)	—	716	(36)	—	11		1,251	(3,199)	(3,538)	(h)
(a)Included in mortgage banking revenue.
(b)Approximately $200 million, $(3.9) billion and $(147) million included in mortgage banking revenue, commercial products revenue and other non-interest income, respectively.
(c)Represents MSRs capitalized during the period.
(d)Approximately $7 million, $(352) million and $(147) million included in mortgage banking revenue, commercial products revenue and other non-interest income, respectively.
(e)Approximately $182 million, $(2.9) billion and $1 million included in mortgage banking revenue, commercial products revenue and other non-interest income, respectively.
(f)Approximately $15 million, $(199) million and $1 million included in mortgage banking revenue, commercial products revenue and other non-interest income, respectively.
(g)Approximately $(141) million, $(5.6) billion and $(181) million included in mortgage banking revenue, commercial products revenue and other non-interest income, respectively.
(h)Approximately $5 million, $(3.4) billion and $(181) million included in mortgage banking revenue, commercial products revenue and other non-interest income, respectively.
The Company is also required periodically to measure certain other financial assets at fair value on a nonrecurring basis. These measurements of fair value usually result from the application of lower-of-cost-or-fair value accounting or write-downs of individual assets.
The following table summarizes the balances as of the measurement date of assets measured at fair value on a nonrecurring basis, and still held as of December 31:

	2024				2023
(Dollars in Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Loans(a)	$—	$—	$636	$636	$—	$—	$354	$354
Other assets(b)	—	—	25	25	—	—	27	27
(a)Represents the carrying value of loans for which adjustments were based on the fair value of the collateral, excluding loans fully charged-off.
(b)Primarily represents the fair value of foreclosed properties that were measured at fair value based on an appraisal or broker price opinion of the collateral subsequent to their initial acquisition.
The following table summarizes losses recognized related to nonrecurring fair value measurements of individual assets or portfolios for the years ended December 31:

(Dollars in Millions)	2024	2023	2022
Loans(a)	$399	$368	$40
Other assets(b)	12	32	20
(a)Represents write-downs of loans which were based on the fair value of the collateral, excluding loans fully charged-off.
(b)Primarily represents related losses of foreclosed properties that were measured at fair value subsequent to their initial acquisition.
Fair Value Option
The following table summarizes the differences between the aggregate fair value carrying amount of the assets and liabilities for which the fair value option has been elected and the aggregate remaining contractual principal balance outstanding as of December 31:

	2024			2023
(Dollars in Millions)	Fair Value Carrying Amount	Contractual Principal Outstanding	Carrying Amount Over (Under) Contractual Principal Outstanding	Fair Value Carrying Amount	Contractual Principal Outstanding	Carrying Amount Over (Under) Contractual Principal Outstanding
Total loans(a)	$2,251	$2,243	$8	$2,011	$1,994	$17
Time deposits	5,754	5,762	(8)	2,818	2,822	(4)
Long-term debt	391	409	(18)	—	—	—
(a)Includes nonaccrual loans of $1 million carried at fair value with contractual principal outstanding of $1 million at December 31, 2024 and $1 million carried at fair value with contractual principal outstanding of $1 million at December 31, 2023. Includes loans 90 days or more past due of $4 million carried at fair value with contractual principal outstanding of $4 million at December 31, 2024 and $4 million carried at fair value with contractual principal outstanding of $4 million at December 31, 2023.
Fair Value of Financial Instruments
The following section summarizes the estimated fair value for financial instruments accounted for at amortized cost as of December 31, 2024 and 2023. In accordance with disclosure guidance related to fair values of financial instruments, the Company did not include assets and liabilities that are not financial instruments, such as the value of goodwill, long-term relationships with deposit, credit card, merchant processing and trust customers, other purchased intangibles, premises and equipment, deferred taxes and other liabilities. Additionally, in accordance with the disclosure guidance, receivables and payables due in one year or less, insurance contracts, equity investments not accounted for at fair value, and deposits with no defined or contractual maturities are excluded.
The estimated fair values of the Company’s financial instruments as of December 31, are shown in the table below:

	2024					2023
	Carrying Amount	Fair Value				Carrying Amount	Fair Value
(Dollars in Millions)		Level 1	Level 2	Level 3	Total		Level 1	Level 2	Level 3	Total
Financial Assets
Cash and due from banks	$56,502	$56,502	$—	$—	$56,502	$61,192	$61,192	$—	$—	$61,192
Federal funds sold and securities purchased under resale agreements	6,380	—	6,380	—	6,380	2,543	—	2,543	—	2,543
Investment securities held-to-maturity	78,634	1,275	65,000	—	66,275	84,045	1,310	72,778	—	74,088
Loans held for sale(a)	322	—	—	322	322	190	—	—	190	190
Loans, net of allowance for losses	372,249	—	—	365,628	365,628	366,456	—	—	362,849	362,849
Other(b)	2,482	—	1,767	715	2,482	2,377	—	1,863	514	2,377
Financial Liabilities
Time deposits(c)	49,015	—	49,156	—	49,156	49,455	—	49,607	—	49,607
Short-term borrowings(d)	13,583	—	13,419	—	13,419	12,976	—	12,729	—	12,729
Long-term debt(e)	57,611	—	56,441	—	56,441	51,480	—	49,697	—	49,697
Other(f)	5,220	—	1,369	3,851	5,220	5,432	—	1,406	4,026	5,432
(a)Excludes mortgages held for sale for which the fair value option under applicable accounting guidance was elected.
(b)Includes investments in Federal Reserve Bank and Federal Home Loan Bank stock and tax-advantaged investments.
(c)Excludes time deposits for which the fair value option under applicable accounting guidance was elected.
(d)Excludes the Company’s obligation on securities sold short required to be accounted for at fair value per applicable accounting guidance.
(e)Excludes structured long-term notes for which the fair value option under applicable accounting guidance was elected.
(f)Includes operating lease liabilities and liabilities related to tax-advantaged investments.
The fair value of unfunded commitments, deferred non-yield related loan fees, standby letters of credit and other guarantees is approximately equal to their carrying value. The carrying value of unfunded commitments, deferred non-yield related loan fees and standby letters of credit was
$376 million and $489 million at December 31, 2024 and 2023, respectively. The carrying value of other guarantees was $194 million and $198 million at December 31, 2024 and 2023, respectively.